FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                        AUGUST 27, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity Hastings Street
            Trust (the trust):

            Fidelity Contrafund II
            Fidelity Fifty
            Fidelity Fund
            Fidelity Growth & Income II
            Portfolio


            File Nos. (2-11517) and
            (811-215)

______________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced fundS do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,

        /s/Eric D. Roiter
        Eric D. Roiter
        Secretary